Share-based compensation	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation

13. Share-based compensation

In April 2019, the Company adopted a Long-Term Incentive Plan (the “Plan”) to grant awards to its current or prospective employees, officers, directors or consultants of the company and its subsidiaries. The aggregate number of shares of common stock available for issuance under the Plan is 12,000. No awards were granted during the fiscal year ended March 31, 2021. During the fiscal year ended March 31, 2020, the Company granted a total of 7,700 stock options under the Plan.

Stock option awards are granted with an exercise price equal to the estimated fair value of our common shares on the date of grant. We will satisfy stock option exercises through the issuance of authorized but previously unissued common shares. Stock option grants vest over 4 years with 25% vested after one year from the original grant date and the remaining 75% vesting in 36 equal monthly installments thereafter, provided the employee is continuously employed by us or one of our affiliates, and the stock options expire 10 years following the grant date.

The Company records share-based compensation expense for stock options based on the estimated fair value of the options on the date of the grant using the Black-Scholes option-pricing model. The absence of a public market for the Company’s common stock required the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining share-based compensation expense by considering several objective and subjective factors, including third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of common and convertible preferred stock, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of stock option awards at the grant date:

(i)	risk-free interest rate of 1.74% – 2.41%, based on the U.S. Treasury bond yield with a remaining term equal to the expected option life assumed at the date of grant.
(ii)	expected term (in years) of 8; which is based on consideration of the contractual terms of the stock-based awards, vesting schedules, and expectations of future employee behavior.
(iii)	expected volatility of 39.1% to 57.7% determined by using an average of historical volatilities of selected companies deemed to be comparable to the Company corresponding to the expected term of the awards.
(iv)	expected dividend yield of 0%, which reflects the Company’s lack of history or expectation of declaring dividends on its common stock.

Share-based compensation expense totaled $102,700 ($79,165, net of taxes) and $90,944 ($70,262, net of taxes) during the fiscal years ended March 31, 2021 and 2020, respectively, and is classified as Administration expenses in the accompanying consolidated statements of income.

The following table is a summary of stock option activity under the Plan for the fiscal year ended March 31, 2021:

Weighted
Average
		Weighted		Remaining
	Total	Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Term
	Options	Price	Value	(Years)
		$	$
Outstanding at April 1, 2020	7,624	1,000
Granted	—
Exercised	—
Forfeited	—
Outstanding at March 31, 2021	7,624	1,000	4,933,306	8.1
Exercisable at March 31, 2021	—	—
Vested or expected to vest at March 31, 2021	7,624	1,000	4,933,306	8.1

The weighted average grant date fair value per stock option granted was $53.88 during the fiscal year ended March 31, 2020. Pre-tax unrecognized compensation expense for unvested stock options was $217,152 as of March 31, 2021, which will be recognized as expense over a weighted-average period of approximately 2.1 years.